Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE, and the subsidiaries of the VIE. All inter-company transactions and balances have been eliminated.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to revenue recognition, allowance for accounts receivable, allowance for financing receivables, allowance for finance lease receivables, fair value of risk assurance liabilities, share-based compensation, valuation allowance for deferred tax assets, fair value of assets and liabilities assumed in business combination, assessment of recoverability of the Company’s property and equipment, intangible assets, uncertain tax positions, goodwill, fair value of convertible redeemable preferred shares and fair value of investments among others. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Revenue recognition

Revenue recognition

The Company’s revenues are derived principally from 1) loan facilitation services and post-origination administrative services, 2) finance lease services, 3) delinquent asset management contingent fee income for car recovery and disposal services, and 4) other income including insurance facilitation, Revenues are recorded net of value-added tax (“VAT”).

In accordance with ASC 605, Revenue recognition (“ASC 605”), the Company recognizes revenue when the following four revenue recognition criteria are met:

(i)	Persuasive evidence of an arrangement exists;

(ii)	Services have been provided;

(iii)	The fee is fixed and determinable, and

(iv)	Collectability is reasonably assured.

Loan facilitation services and post-origination administrative services (“PAS”)

The Company entered into non-risk assured and risk assured facilitation arrangements with various financial institutions. Borrowers that pass the Company’s credit assessment processes are recommended to the financial institutions. Once the borrower is independently approved by the financial institutions, the financial institutions will directly fund the borrower’s automobile purchase and the Company will earn a loan facilitation fee from the financial institution. Additionally, the Company will provide PAS, such as tracking through telematics devices in the automobiles; and sending short-message-service (“SMS”) payment reminder to borrowers, throughout the terms of the loans. The Company determined that it is not the legal lender or legal borrower in the loan origination and repayment process, respectively. Therefore, the Company does not record loan receivables and payable arising from the loans between borrowers and financial institutions on its consolidated balance sheet.

Multiple element revenue recognition

For each successful loan facilitation, the Company earns a loan facilitation fee and a recurring service fee for PAS throughout the term of the loans. Borrowers make repayments directly to the financial institutions, and the financial institutions remit the loan facilitation fee and recurring service fee to the Company on a periodic basis. The two deliverables provided by the Company are loan facilitation and PAS. In addition, for certain arrangements, the Company may provide a risk assurance obligation to certain financial institutions which requires the Company to make either delinquent installment repayments and/or purchase the loans after a specified period on an individual loan basis. The Company considers the loan facilitation services and the PAS as a multiple element revenue arrangement. The Company first allocates the consideration to the risk assurance liability equaling to the fair value of the risk assurance liability if the Company provides a risk assurance obligation to the financial institution in the arrangement. The remaining consideration is then allocated to the loan facilitation services and PAS.

The Company does not have vendor specific objective evidence (“VSOE”) of selling price for the loan facilitation services and PAS because the Company does not provide loan facilitation services or PAS on a standalone basis. There is also no third-party evidence of the prices charged by third-party service providers when such services are sold separately. As a result, the Company uses its best estimate of selling prices of loan facilitation services and PAS as the basis of revenue allocation.

The fee allocated to loan facilitation is recognized as revenue upon each successful loan facilitation, while the fee allocated to PAS are deferred and amortized over the period of the loan on a straight-line method as the PAS services are performed. In instances where the fee is not collected entirely upfront but over time, the amount allocated to the delivered loan facilitation services is limited to the amount that is not contingent on the delivery of the undelivered PAS in accordance with ASC 605-25. As the remaining consideration from the revenue arrangement is contingent on the borrower’s timely installment repayments to the financial institutions, the remaining loan facilitation service income is recorded when the contingency is resolved.

The loan facilitation services and post-origination administrative services are recorded as revenue in the consolidated statements of comprehensive income.

Finance lease services

The Company provides automobile finance lease services to individual borrowers. Financing lease income is recognized using the effective interest method. Initial direct cost received and direct origination costs are generally deferred and amortized over the term of the related finance lease receivables using the effective interest method and are removed from the consolidated balance sheets when the related finance lease receivables are sold, charged off or paid in full.

Delinquent asset management income

The Company also receives delinquent asset management income for car recovery and disposal services. Delinquent asset management income is not recognized until the contingencies are resolved and the fees become fixed and determined, which also coincide with when the services are performed and collectability is reasonably assured.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2018 was related to its acquisition of Shanghai Autohome (Note 3). In accordance with ASC 350, Goodwill and Other Intangible Assets, (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The Company early adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit.

Pursuant to ASC 350, the Company elected to perform a qualitative assessment for Shanghai Autohome. As of December 31, 2018, the Company completed its annual impairment test for goodwill that has arisen out of its acquisitions. The Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

Cost of revenues

Cost of revenues

Cost of revenues consist primarily of commissions paid to car dealers who refer borrowers to the Company, employee compensation costs, cost of telematics devices installed in automobiles and third-party outsourcing fees for vehicle repossession services. Cost of revenues are expensed as incurred when the corresponding services have been provided.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company, Cango HK and Express Limited is the US$. The Company’s subsidiaries, VIE, and subsidiaries of the VIE with operations in the PRC adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses RMB as its reporting currency. The financial statements of the Company, Cango HK and Express Limited are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive retained earnings (deficit), as a component of shareholders’ equity (deficit).

Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

Monetary assets and liabilities denominated in currencies other than the functional currency are re-measured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income during the period or year in which they occur.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits, and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash

Restricted cash

Restricted cash represents cash deposited with the respective financial institution customers as (i) general collaboration deposits, (ii) guarantee deposits for risk assured arrangements and (iii) cash held as collateral for short-term borrowings. Financial institutions make corresponding deductions from the Company’s deposit account, when borrowers are delinquent in their installment repayments and/or when loans are required to be purchased by the Company after a specified delinquency period. Such restricted cash is not available to fund the general liquidity needs of the Company.

The balance of restricted cash deposited as general collaboration deposits was RMB10,060,360 and RMB53,129,155 (US$7,727,315) as of December 31, 2017 and 2018, respectively. The balance of restricted cash deposited as guarantee deposits for risk assured arrangements was RMB319,352,347 and RMB625,627,618 (US$90,993,763) as of December 31, 2017 and 2018, respectively. The balance of restricted cash deposited as collateral for short-term borrowings was RMB nil and RMB288,771,000 (US$42,000,000) as of December 31, 2017 and 2018, respectively.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded in the period when loss is probable based on many factors, including the age of the balance, the customer’s payment history and current economic trends. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. Bad debts are written off after all collection efforts have been exhausted.

Short-term investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than twelve months, are classified as short-term investments.

Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC 320, Investments - Debt and Equity Securities (“ASC 320”). The Company classifies the short-term investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term Investments

Long-term Investments

The Company’s long-term investments consist of cost method equity investments and available-for-sale investments.

Cost method equity investments

The Company carries at cost its investments in investees which do not have readily determinable fair value and the Company does not have significant influence in accordance with ASC 325-20, Cost Method Investments, (“ASC 325-20”). The Company only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Subordinated trust units which do not provide guaranteed returns and bears losses are equity securities. As the Company does not have significant influence over the subordinated trust and the subordinated trust units do have readily determinable fair values, they are accounted for as cost method equity investments. The Company’s cost method equity investments are accounted for in accordance with ASC 325-20, the Company carries these investment at cost and adjusts for other-than-temporary declines in fair value. Management measures impairment by comparing the present value of the remaining cash flows as estimated at investment year end date against the present value of the cash flows expected to be collected at each financial reporting date, using the effective interest rate method. The Company records an impairment loss in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period.

Available-for-sale debt securities

Subordinated trust units which provide a guaranteed return are debt securities and represents a beneficial interest that are accounted for in accordance with ASC 320 Investments—Debt and Equity Securities and ASC 325-40 Investments—other, beneficial interests in securitized financial assets. The subordinated trust units are classified as available-for-sale debt securities and measured subsequently at fair value. The Company recognizes the accretable yield as interest income over the life of the contractual life of the subordinated trust units using the effective yield method. In order to determine the interest recorded in each period, the Company estimates the timing and amount of future cash flows attributable to the beneficial interests over the estimated life of the trust. The Company reevaluates the estimated future cash flows periodically to determine whether an adjustment to the accretable yield is required or if an other-than-temporary impairment should be recorded. An other-than-temporary impairment is considered to have occurred when, based on current information and events, there has been an adverse change in the timing or amount of cash flows expected to be collected or when the Company intends to sell the securities or it is required to sell the securities before recovery of its amortized cost basis.

Equity method investments

Equity method investments

The Company uses the equity method to account for equity investments over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. Equity method adjustments include the company’s proportionate share of investee income or loss and other adjustments required by the equity method.

The Company assesses its equity investment for other than temporary impairment by considering relevant information including, but not limited to, current economic and market conditions, the operating performance of the investee, including current earning trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Risk assurance liabilities

Risk assurance liabilities

The Company provides risk assurance to various financial institution customers. The risk assurance liability requires the Company to either make delinquent installment repayments or purchase the loans after a specified period on an individual loan basis. The risk assurance liability is exempted from being accounted for as a derivative in accordance with ASC 815-10-15-58.

The risk assurance liability consists of two components. The Company’s obligation to stand ready to make delinquent payments or to purchase the loan over the term of the arrangement (the non-contingent aspect) is accounted for in accordance with ASC 460 Guarantees (“ASC 460”). The contingent obligation relating to the contingent loss arising from the arrangement is accounted for in accordance with ASC 450 Contingencies (“ASC 450”). At inception, the Company recognizes the non-contingent aspect of the risk assurance liability at fair value, which considers the premium required by a third-party market participant to issue the same risk assurance in a standalone transaction.

Subsequent to the initial recognition, the non-contingent aspect of the risk assurance liability is reduced over the term of the arrangement as the Company is released from its stand ready obligation on a loan-by-loan basis based on the borrower’s repayment of the loan principal. The contingent loss arising from the obligation to make future payments is recognized when borrower default is probable and the amount of loss is estimable. The Company considers the underlying risk profile including delinquency status, overdue period, and historical loss experience when assessing the probability of contingent loss. Borrowers are grouped based on common risk characteristics, such as product type. The Company measured contingent loss based on the future payout of the arrangement estimated using the historical default rates of a portfolio of similar loans less the fair value of the recoverable collateral.

Financing receivables

Financing receivables

The Company records financing receivables in accordance with ASC 310-30 Loan and debt securities acquired with deteriorated credit quality when it exercises its obligation to purchase a delinquent loan under the risk assurance obligation and obtains legal title to any subsequent payments made by the borrower and the repossessed asset. Financing receivables are recorded at their purchase price, which is presumed to be the financing receivables’ fair value. The Company subsequently records an allowance for financing receivables, if based on current information and events, it is probable that the Company is unable to collect all of the expected cash flows at acquisition, plus additional cash flows expected to be collected arising from changes in estimates after acquisition.

The Company derecognizes financing receivables upon physical possession of the repossessed asset, which includes the transfer of title through the completion of regulatory proceedings. The Company derecognizes the financing receivables and records the repossessed asset at its estimated fair value, less cost to sell, as other non-current assets on the consolidated balance sheet. Any difference between the estimated fair value of the repossessed asset and the financing receivables is recognized in the consolidated statements of comprehensive income.

Repossessed assets are initially recognized at the fair value of the asset less estimated costs to sell. Any gain or loss from the disposal of the repossessed assets are recognized in the consolidated statements of comprehensive income.

Finance lease receivables

Finance lease receivables

Finance lease receivables are carried at amortized cost comprising of original financing lease and direct costs, net of unearned income and allowance for finance lease receivables. An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Finance lease receivables are collateralized by vehicle titles and, subject to local laws, the Company generally has the right to repossess the vehicle in the event the borrower defaults on the payment terms of the contract. Finance lease receivables are divided among pools based on common risk characteristics, such as product and delinquent status. These pools are collectively evaluated for impairment by management judgment. The allowance is aggregated for each of the pools. Provisions for finance lease receivables are charged to operations in amounts sufficient to maintain the allowance for finance lease receivables at levels considered adequate to cover probable losses inherent in our finance lease receivables.

Impaired finance lease receivables

Impaired finance lease receivables

A finance lease receivable is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying financing lease agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether finance lease receivables are impaired.

Nonaccrual policy

Nonaccrual policy

The Company does not accrue financing lease income on financing lease principals that are considered impaired or delinquent. A corresponding allowance is determined under ASC 450-20 and allocated accordingly. Accrual of financing lease income is suspended on accounts that are delinquent, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual finance lease receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded to principal. Interest accrual resumes once an account has received payments bringing the delinquency status to non-delinquent.

Allowance for finance lease receivables

Allowance for finance lease receivables

The allowance for finance lease receivables is calculated using the probability of default (“PD”) Loss given default (“LGD”) model based on pools of finance lease receivables with similar risk characteristics, including product type to arrive at an estimate of incurred losses in the portfolio. Allowance is calculated by multiplying the PD by LGD for each pool. The PD and LGD model takes into consideration factors of historical delinquency migration to loss and loss given default. The Company adjusts the allowance that is determined by the PD and LGD model for various Chinese macroeconomic factors i.e. gross-domestic product rates, per capita disposable income, interest rates and consumer price indexes. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.

Finance lease receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In general, the Company considers finance fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the amount remained outstanding 180 days past due and therefore deemed uncollectible; (iv) the collateral are physically repossessed.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Costs associated with the repair and maintenance of property and equipment are expensed as incurred.

Intangible assets

Intangible assets

Intangible assets represent purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, which vary from 6-10 years.

Non-controlling interests

Non-controlling interests

For the Company’s majority-owned subsidiaries and consolidated VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income attributed to the Company’s shareholders excludes the net income attributable to non-controlling interests. The cumulative results of operations attributed to non-controlling interests are recorded in the Company’s consolidated balance sheets.

Research and development

Research and development

Research and development expenses are primarily incurred in the development of new services, new features, and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any year presented as the Company has not met all of the necessary capitalization requirements.

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment (“ASC 360”). The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB12,803,649, RMB29,093,509 and RMB59,407,321 (US$8,640,436) for the years ended December 31, 2016, 2017 and 2018, respectively.

Value added taxes ("VAT")

Value added taxes (“VAT”)

Since its inception, Shanghai Cango was certified as a general VAT taxpayer whose applicable tax rate was 6%. The subsidiaries of the VIE are all general VAT taxpayers, except for Tianjin Changtong, Shanghai Wangtian, Automobile Sales and Electronic Technology. Tianjin Changtong and Shanghai Wangtian are certified as small-scale VAT taxpayers with an applicable tax rate of 3%. Automobile Sales and Electronic Technology’s applicable tax rate is 17% and 16% before and after May 1, 2018, respectively. VAT is reported as a deduction to revenue when incurred and amounted to RMB33,126,862, RMB90,843,315 and RMB100,646,868(US$14,638,480) for the years ended December 31, 2016, 2017 and 2018, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Income taxes

Income taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2016, 2017 and 2018, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

Segment information

Segment information

In accordance with ASC 280-10, Segment Reporting: Overall (“ASC 280-10”), the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results as a whole. As a result, the Company has only one reportable segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segment is presented.

Comprehensive income

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive income includes net income, foreign currency translation adjustments and unrealized (losses) gains on available-for-sale securities and is presented in the consolidated statements of comprehensive income.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Fair value measurements

Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, financing receivables, finance lease receivables, amounts due from related parties, other current assets, short-term and long-term debts, amounts due to related parties, income tax payable, accrued expenses and other liabilities. The carrying amounts of these financial instruments, except for non-current portion of restricted cash, approximate their fair values because of their generally short maturities. The carrying amount of non-current portion of restricted cash approximates their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”).

The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures is recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of share options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based awards granted to employees.

Earnings per share

Earnings per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share (“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.

Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities such as convertible senior notes have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings per Class B ordinary share does not assume the conversion of such shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Government grants

Government grants

Government grants include cash subsidies received by the Company’s entities in the PRC from local governments as incentives for investing in certain local districts and are typically granted based on the amount of investment made by the Company in these local districts. Such grants allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The Company recognize government grants as other income when cash is received from the government.

Convenience translation for financial statements presentation

Convenience translation for financial statements presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.8755 per US$1.00 on December 31, 2018, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Significant risks and uncertainties

Significant risks and uncertainties

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments, financing receivables, finance lease receivables and accounts receivable.

The Company places its cash and cash equivalents and short-term investments, with reputable financial institutions which have high-credit ratings. There has been no recent history of default related to these financial institutions.

The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.

Concentration of customers

Approximately 79.0%, 96.7% and 60.2% of revenues were derived from provision of services to top two financial institutions for the years ended December 31, 2016, 2017 and 2018, respectively.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and does not use any derivative financial instruments to manage the interest risk exposure during the year presented.

Borrower default risk

The Company entered into certain risk assured facilitation arrangements whereby it is obligated to purchase delinquent loans from financial institutions. The Company’s operating results could be adversely affected by a significant increase in the overall borrower default rate for loans facilitated under such arrangements. The Company manages its borrowers’ default risk by performing credit checks on each prospective borrower and ongoing monitoring of the Company overall loan portfolio facilitated through the risk assured facilitation arrangement.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows; changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Recent accounting pronouncements

Recent accounting pronouncements

As a company with less than US$1.07 billion in revenue for the last fiscal year, the Company qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. An EGC may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.

In May 2014, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all existing revenue recognition guidance, including industry-specific guidance, in current U.S. GAAP.

The core principle of the guidance is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, the FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for private companies annual reporting periods beginning after December 15, 2018, including interim periods beginning after January 1, 2020. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customer - Principal versus Agent Considerations (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customer - Identifying Performance Obligations and Licensing, which clarifies guidance related to identifying performance obligations and licensing implementation guidance contained in ASU 2014-09. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers - Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective dates for these amendments are the same as the effective date of ASU 2014-09. Early adoption is permitted. The Company will adopt ASU 2014-09 for the annual reporting periods beginning January 1, 2019, using the modified retrospective method. The cumulative effect of initially applying the new standard will be recognized on the day of initial application and prior periods will not be retrospectively adjusted. The Company’s implementation efforts are substantially complete. The Company also estimate that there will not be a material impact to the beginning balance of retained earnings.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10) (“ASU 2016-01”). ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. The amendments are effective for annual reporting periods beginning after December 15, 2018, including interim periods after December 15, 2019. The Company is in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The amendments are effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period for public entities. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2020, including interim periods within fiscal years beginning after December 15, 2021. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses (“ASU 2018-19”), which amends ASU 2016-13 to clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20, and instead, impairment of such receivables should be accounted for in accordance with Topic 842, Leases. ASU 2016-13 and ASU 2018-19 are effective for fiscal years and interim periods within those years beginning after December 15, 2019, with early adoption permitted as of the fiscal years beginning after December 15, 2018. An entity will apply the amendments in these updates through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Company is currently evaluating the impact this guidance will have on its consolidated financial statements when adopted. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. ASU 2016-15 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. All entities may adopt the amendments in this Update earlier as of the fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In January 2017, FASB has issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The ASU affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are effective private companies annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, as opposed to determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Company has early adopted this standard.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, including, among other changes, the consideration of costs and benefits when evaluating disclosure requirements. For public companies, the amendments are effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.